COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
11.  COMMITMENTS AND CONTINGENCIES

Litigation. On August 15, 2008, a competitor, Exergen Corp., filed suit in the United States District Court for the District of Massachusetts against Kidz-Med, Inc., ASRI and Tecnimed, Srl for patent infringement with regard to the Thermofocus thermometer.  Under the Company’s distribution agreement with Tecnimed, Tecnimed is obligated to indemnify the Company against certain actions including this patent infringement action.  However, as part of the Settlement Agreement discussed in Note 9 – Notes Payable, the Company agreed to cover its own fees and expenses in connection with this litigation and agreed to waive any claim for lost profits that may arise within the indemnification provision.  The case is currently at the Markman Hearing stage.  Tecnimed has provided the Company with a legal opinion that the thermometer does not violate the competitor’s patents.  The Company is unable to make an independent assessment of this patent infringement action and is relying on Tecnimed’s defense of this case.  As the Company believes that Tecnimed is capable and willing to defend the Company, and that the Company’s defense costs if any will not be significant, no provision for possible loss related to this litigation has been included in these consolidated financial statements.  In March 2010, the competitor filed an additional complaint against ASRI and Kidz-Med, Inc. in the United States District Court for the District of Massachusetts, alleging that false advertising damaged the competitor.  The competitor is seeking to enjoin the Company from future false advertising and to recover unspecified monetary damages.  Based on the advice of counsel, the Company believes this case is without merit.  The District Court has granted the Company’s motion to dismiss the complaint, however, Exergen has made a motion to reconsider that order and the motion is pending.

On September 21, 2010, Tecnimed filed a complaint against the Company and its Kids-Med subsidiary in U.S. District Court for the Southern District of New York, alleging breach of a non-compete agreement and infringement on the Thermofocus trademark and trade dress.  Further, the complaint alleges that the Company is in default on the payment of $209,802 of principal and $88,867 of interest under the notes due Tecnimed.  (Since the initial filing of the complaint, a customer of the Company has paid Tecnimed approximately $46,000, which the Company applied as a reduction of principal.  As of June 30, 2011, the Company is carrying a principal balance due Tecnimed of $163,947 and accrued interest of $83,991.)  The Company has countersued Tecnimed for breach of the Settlement Agreement that the parties had entered into in 2009.  On January 18, 2011, the U.S. District Court for Southern New York granted Tecnimed’s request for a preliminary injunction and ordered the Company to stop selling the VeraTemp in the allegedly infringing package and to recall the product in the contested packaging from customers.  On February 11, 2011, after Tecnimed posted a $130,000 preliminary injunction bond with the Court to compensate the Company in the event Tecnimed does not prevail in this action, the Company sent recall notices out to its customers.  The Company also complied with this injunction by changing its retail package to reflect the order of the Court.  For the six months ended June 30, 2011, the Company reversed previously recognized revenues from sales in the allegedly infringing package in the amount of $84,208.  The Company now ships the thermometer to customers in its new, Court-approved package.  The Company expects to incur approximately $30,500 of direct costs specifically related to the recall, including shipping and repackaging costs.  Of this amount, $5,500 was expensed during the second quarter of 2011 and the remainder was expensed as of December 31, 2010.  In addition, the recall caused lost sales which the Company would seek to recover from the preliminary injunction bond should it prevail in the case.  The Company has appealed the District Court’s preliminary injunction order to the United States Court of Appeals for the Second Circuit.  That appeal has been fully briefed and a decision is expected in the fourth quarter of 2011.  The Company has acknowledged the outstanding note and interest owed to Tecnimed, yet seeks to offset those amounts by the damages caused by Tecnimed’s breach of the Settlement Agreement.  Tecnimed is seeking additional damages caused by the Company’s use of the allegedly infringing packaging.  Based on advice of counsel, the Company does not believe it has significant exposure because Tecnimed had no material amount of sales in the United States at the time.  Finally, Tecnimed is alleging it is entitled to recover its attorneys’ fees under the “exceptional case” provisions of the Lanham Act.  Based on the advice of counsel, the Company believes that it is unlikely that this case would be deemed an exceptional case.

The Company has, and may in the future, become a party to various claims, complaints and legal actions arising in the ordinary course of business.  In the opinion of management, after consulting with counsel, there are currently no additional legal matters that would have a further material adverse effect on the financial statements of the Company taken as whole as of June 30, 2011.

Employment agreements. In conjunction with the Disintegrator acquisition (See Note 8 –  Patent, Contingent Note Payable and Contingent Compensation), the Company entered into a ten year employment agreement with a former executive and majority owner of Safeguard in addition to the contingent compensation per the asset purchase agreement.  The employment agreement calls for a base salary of $10,000 per month beginning upon the receipt of $500,000 of combined new capital and revenue, and $20,000 per month beginning upon the receipt of $2,500,000 of combined new capital and revenue.  The $20,000 per month base salary began accruing January 1, 2011.  The employment agreement may be terminated by the executive in the event of default with prior notice, and by the Company for cause, or death or permanent disability of the executive.  During the six months ended June 30, 2011, the Company expensed $120,000 of base salary related to this agreement.  At June 30, 2011, approximately $36,000 of base salary was unpaid.

Effective April 5, 2007, the Company entered into an employment agreement with our chief executive officer.  This agreement continues until (i) another chief executive officer is appointed by a majority of our Board of Directors, (ii) either party terminates in accordance with the provisions of the agreement, or (iii) his death or permanent disability.  The agreement calls for a minimum salary of $10,000 per month plus additional cash and stock compensation upon the achievement of various milestones.  The Company has not made certain cash payments due under the agreement.  During the six months ended June 30, 2011, the Company expensed $60,000 related to this agreement.  As of June 30, 2011, $350,000 has been accrued as compensation payable.  This employment agreement also called for the issuance of 2,500 fully-vested, restricted shares of the Company’s common stock upon execution.  As of June 30, 2011, the shares had not been issued, however the Company has accrued $70,000 as an obligation to issue shares based on the closing price on the date of grant.

On March 1, 2010, the Company entered into a five year employment agreement with an executive. The employment agreement calls for the monthly award of restricted shares of our common stock equivalent to $15,000 per month based on the average closing price for the month plus a 2% cash bonus for sales collected through June 30, 2010.  Beginning on the later of July 1, 2010, or date the Company’s registration statement with the SEC becomes effective, the executive shall be entitled to a base salary of $12,000 per month, plus a 2% cash bonus for sales collected and a 2% common stock bonus for sales collected.  The Company’s registration statement with the SEC became effective on January 14, 2011.  The shares issuable for the stock bonus shall be determined based on the five day average closing price prior to the collection of the sale.  The agreement also calls for the reimbursement of expenses including payment to the executive of up to $650 per month for office space.  During the six months ended June 30, 2011, the Company has paid $72,000 and issued 88,448 common shares in accordance with this agreement.

Service agreements.  Beginning January 1, 2010, the Company and a marketing consultant entered into an amended agreement, whereby the consultant is entitled to receive warrants valued up to $1,987,500 based upon the execution of certain licensing agreements and upon the achievement of certain collected revenue targets.  Upon achievement of the targets, warrants equivalent to the first $200,000 shall be issued based on the 30 day trailing weighted average price of the Company’s common stock.  The exercise price is to be determined as 50% of the 30 day trailing weighted average price.  All warrants are exercisable over 5 years from the date of issuance.  Upon achievement of subsequent targets, beginning at $2,000,000 of revenues collected, warrants equivalent of up to $1,787,500 shall be issued based on the 30 day trailing weighted average price and an exercise price equal to the 30 day trailing weighted average price.  The Company will account for warrants issuable when the targets are met.  In addition, the consultant is entitled to a cash fee of $5,000 per month, plus reimbursement of out-of-pocket expenses, for services rendered through the conclusion of the agreement in August 2019.  The fee is subject to escalation upon the achievement of certain collected revenue targets as a result of the consultant’s efforts.  For the year ended December 31, 2010, the Company had incurred $131,903 for fees and expenses related to this amended agreement and paid $72,424.  In January 2011, the Company and the consultant settled all amounts due through December 31, 2010, for the issuance of 12,000,000 shares of our common stock, $15,000 in cash and $2,480 of expenses.  The shares were valued at $35,000 based on the value of unpaid services in accordance with the agreement between the parties.  The 12,000,000 common shares (equivalent to 60,000 shares after the 200-to-1 reverse stock split) were issued on January 21, 2011. During the six months ended June 30, 2011, the Company accrued cash fees of $30,000 related to this agreement.  On July 27, 2011, the Company issued 72,727 common shares as payment for the $15,000 cash piece within the 2010 year end settlement.

Purchase and sale agreements.  From time to time, the Company enters into agreements to purchase components and finished products for resale.  The purchase agreements have various durations and require the Company to purchase certain minimum quantities.  As of June 30, 2011, the Company has advanced $252,745 to vendors, and shall owe $141,214 upon product delivery.

12.  COMMITMENTS AND CONTINGENCIES

Litigation. On August 15, 2008, a competitor filed suit in the United States District Court for the District of Massachusetts against Kidz-Med, Inc., American Scientific Resources, Incorporated and Tecnimed, Srl for patent infringement with regard to the Thermofocus thermometer.  Under the distribution agreement, Tecnimed is obligated to indemnify the Company against certain actions including this patent infringement action.  However, as part of the Settlement Agreement discussed in Note 8 – Notes Payable, the Company agreed to cover its own fees and expenses in connection with this litigation and agreed to waive any claim for lost profits that may arise within the indemnification provision.  The case is currently in pretrial discovery.  Tecnimed has provided the Company with a legal opinion that the thermometer does not violate the competitor’s patents.  The Company is unable to make an independent assessment of this patent infringement action and is relying on Tecnimed’s defense of this case.  As the Company believes that Tecnimed is capable and willing to defend the Company, and that the Company’s defense costs if any will not be significant, no provision for possible loss related to this litigation has been included in these consolidated financial statements.  In March 2010, the competitor filed an additional complaint against American Scientific Resources, Incorporated and Kidz-Med, Inc. in the United States District Court for the District of Massachusetts alleging that false advertising damaged the competitor.  The competitor is seeking to enjoin the Company from future false advertising and to recover unspecified monetary damages.  Based on the advice of counsel, the Company believes this case is without merit.  The Company intends to vigorously contest the complaint.

On September 21, 2010, Tecnimed, Srl filed a complaint against the Company and its Kids-Med subsidiary in US District Court for the Southern District of New York alleging breach of a non-compete agreement and infringement on the Thermofocus trademark and trade dress.  In addition, the complaint alleges that the Company sold Thermofocus units in an unauthorized manner resulting in a breach of contract.  Further, the complaint alleges that the Company is in default on the payment of $209,802 of principal and $88,867 of interest under the notes due Tecnimed.  The complaint seeks a trial by jury, injunctions against manufacturing and selling products that are in competition with the Thermofocus and use similar trade dress, recall of product distributed and payment of unspecified amounts for ill-gotten gains, treble damages, punitive damages and attorneys’ fees.  The Company continues to believe the complaint is without merit and intends to pursue a vigorous defense.  On January 18, 2011, the US District Court for Southern New York granted Tecnimed’s request for a preliminary injunction and ordered the Company to stop selling the Vera Temp in the allegedly infringing package and to recall the product from retail customers within seven days.  The Company stopped shipping the thermometer in the allegedly infringing package and filed an emergency appeal for stay of this decision on January 31, 2011.  The stay was denied by the Court on February 10, 2011.  On February 11, 2011, after Tecnimed posted a $130,000 bond with the Court to compensate the Company in the event Tecnimed does not prevail in this action, the Company sent recall notices out to its retail customers.  The Company also complied with this injunction by changing its retail package to reflect the wishes of the Court.  The Court approved the new Vera Temp package on February 4, 2011.  The Company continues to ship the thermometer to retail customers in its new package.  The Company expects to incur approximately $25,000 of costs related to the recall, including shipping and repackaging costs, and has expensed such amount for the year ended December 31, 2010.

On October 26, 2010, Sanomedics International Holdings filed a complaint in District Court for the Southern District of Florida against the Company alleging that the Company infringed on plaintiff’s thermometer design patent, and upon an exclusive distribution and manufacturing agreement between the plaintiff and the Chinese manufacturer of the Company’s Vera Temp thermometer.  The complaint also alleges the Company wrongfully asserted dominion over plaintiff’s Food and Drug Administration clearances depriving plaintiff of its exclusive rights and interests. The complaint seeks injunctive relief, recall and destruction of all the Company’s Vera Temp thermometer products and marketing materials, and unspecified monetary damages, punitive damages and attorney’s fees.  The Company believes the complaint is without merit and intends to pursue a vigorous defense.

The Company has, and may in the future, become a party to various claims, complaints and legal actions arising in the ordinary course of business.  In the opinion of management, there are currently no additional legal matters that would have a further material adverse effect on the financial statements of the Company taken as whole as of December 31, 2010.

Employment agreements. In conjunction with the Disintegrator acquisition (See Note 7 –  Patent, Contingent Note Payable and Contingent Compensation), the Company entered into a ten year employment agreement with a former executive and majority owner of Safeguard in addition to the contingent compensation per the asset purchase agreement.  The employment agreement calls for a base salary of $10,000 per month beginning upon the receipt of $500,000 of combined new capital and revenue, and $20,000 per month beginning upon the receipt of $2,500,000 of combined new capital and revenue.  The $10,000 in monthly salary shall accrue for no longer than 6 months and be payable in full immediately upon reaching $500,000 of combined new capital and revenue.  The employment agreement may be terminated by the executive in the event of default with prior notice, and by the Company for cause, or death or permanent disability of the executive.  During the year ended December 31, 2010, the Company expensed $120,000 of base salary related to this agreement.  At December 31, 2010, $20,000 of base salary was unpaid.

Effective April 5, 2007, the Company entered into an employment agreement with our chief executive officer.  This agreement continues until another chief executive officer is appointed by a majority of our Board of Directors, either party terminates in accordance with the provisions of the agreement, or his death or permanent disability.  The agreement calls for a minimum salary of $10,000 per month plus additional cash and stock compensation upon the achievement for various milestones.  The Company has not made certain cash payments due under the agreement.  On December 15, 2010, the Company issued 1,000,000 shares of common stock to our chief executive officer and reduced accrued compensation payable by $50,000 (the value of these shares on the date of issuance was $5,000).  As of December 31, 2010, $310,000 has been accrued as compensation payable.  This employment agreement also called for the issuance of 500,000 fully-vested, restricted shares of the Company’s common stock upon execution.  As of December 31, 2010, the shares had not been issued, however the Company has accrued $70,000 as an obligation to issue shares based on the closing price on the date of grant.  In addition, the agreement called for the award of up to 500,000 warrants to purchase an equivalent number of common shares based on the achievement of certain revenue targets.  The warrants were exercisable at $0.25 per share over a period of three years from September 4, 2007.  During the first quarter of 2010, our chief executive officer was deemed to have earned 100,000 warrants to purchase equivalent shares of common stock.  However, these warrants were never issued.  Currently, there is no agreement in effect to issue warrants to our chief executive officer.

On March 1, 2010, the Company entered into a five year employment agreement with an executive. The employment agreement calls for the monthly award of restricted shares of our common stock equivalent to $15,000 per month based on the average closing price for the month plus a 2% cash bonus for sales collected through June 30, 2010.  Beginning on the later of July 1, 2010, or date the Company’s registration statement with the SEC becomes effective, the executive shall be entitled to a base salary of $12,000 per month, plus a 2% cash bonus for sales collected and a 2% common stock bonus for sales collected.  The Company’s registration statement with the SEC became effective on January 14, 2011.  The shares issuable for the stock bonus shall be determined based on the five day average closing price prior to the collection of the sale.  The agreement also calls for the reimbursement of expenses including payment to the executive of up to $650 per month for office space.  For the period ended December 31, 2010, the Company issued 14,201,048 shares with a value of $128,000 to partially meet its obligation under this employment agreement.  At December 31, 2010, there were 3,409,091 shares issuable under the employment agreement with a value of $15,000.  Prior to March 1, 2010, this executive performed consulting services for the Company.  For the period ended February 28, 2010, the Company issued 4,622,230 shares with a value of $49,050 for consulting services.

Service agreements.  Beginning January 1, 2010, the Company and a marketing consultant entered into an amended agreement whereby the consultant is entitled to receive warrants valued up to $1,987,500 based upon the execution of certain licensing agreements and upon the achievement of certain collected revenue targets.  Upon achievement of the targets, warrants equivalent to the first $200,000 shall be issued based on the 30 day trailing weighted average price of the Company’s common stock.  The exercise price is to be determined as 50% of the 30 day trailing weighted average price.  All warrants are exercisable over 5 years from the date of issuance.  Upon achievement of the targets, beginning at $2,000,000 of revenues collected, warrants equivalent to $1,787,500 shall be issued based on the 30 day trailing weighted average price and an exercise price equal to the 30 day trailing weighted average price.  The Company will account for warrants issuable when the targets are met.  In addition, the consultant is entitled to a cash fee of $5,000 per month, plus reimbursement of out-of-pocket expenses, for services rendered through the conclusion of the agreement in August 2019.  The fee is subject to escalation up the achievement collected revenue targets as a result of the consultant’s efforts.  For the year ended December 31, 2010, the Company had incurred $131,903 for fees and expenses related to this amended agreement and paid $72,424.  In January 2011, the Company and the consultant settled all amounts due through December 31, 2010 for the issuance of 12,000,000 shares of our common stock, $15,000 in cash and $2,480 of expenses.  The shares were valued at $35,000 based on the value of unpaid services in accordance with the agreement between the parties.

On May 23, 2010, the Company entered into a consulting agreement for general management and financial advice effective January 1, 2010 and continuing through August 31, 2019.  The agreement called for compensation of $10,000 per month effective January 2010 and increases to $20,000 per month upon receipt by the Company of $2.5 million of the combined aggregate of new capital and revenue commencing on May 23, 2010, plus reimbursement of certain expenses.  The agreement required the consultant’s participation in any incentive, profit sharing, bonus, stock option and other similar plan on an equivalent basis to other senior managers of the Company.  In addition, the agreement calls for the issuance of 5,000,000 shares of our common stock upon the listing of our common stock on the Over-the-Counter Bulletin Board.  As of December 31, 2010, no amounts have been accrued for these shares as the contingency has not been met.  For the period ended December 31, 2010, the Company paid $57,176 related to the consulting agreement.  In addition, for the period ended December 31, 2010, the Company paid $42,880 of commissions to an entity affiliated with the consultant for assisting the Company secure $650,000 of convertible note financing.  In October 2010, the Company terminated this consulting agreement.

Effective March 20, 2010, the Company entered into a one year consulting agreement for sales and marketing services.  This agreement entitles the consultant to a commission of 10% of the gross sales generated by the consultant from new customers, plus reimbursement of expenses.  This agreement was terminated in September 2010.  No sales commissions were earned by this consultant; however, $9,000 plus expenses was drawn by the consultant as advances against commissions to be earned.  In March 2011, the Company issued 15,000 shares of its common stock (shares adjusted for the effect of the 200-to-1 reverse stock split) as a settlement of all amounts due this consultant.  These shares were valued at $9,581 based on unpaid invoices from the consultant for commission draws and reimbursable expenses through the September 2010 termination.

Operating leases.  The Company currently leases office and warehouse space, and has entered into an agreement with a service providers for additional office space, each of which call for monthly payments.  One agreement is renewable on a month to month basis.  Another agreement calls for minimum obligations aggregating $10,500 through July 2011.  Rent expense for these offices and warehouse, including the Company’s portion of utilities, amounted to $59,860 and $13,741 for the years ended December 31, 2010 and 2009, respectively.

Purchase and sale agreements.  From time to time, the Company enters into agreements to purchase components and finished products for resale.  The purchase agreements have various durations and require the Company to purchase certain minimum quantities.  As of December 31, 2010, the Company has advanced $86,700 to a vendor, and shall owe $42,750 upon product delivery.  This amount was paid and product received in January 2011.

The Company has also entered into various exclusive and non-exclusive agreements to supply and distribute the Company’s products in various geographic areas.  Certain of these agreements require the Company to supply certain minimum quantities and contain various warranty provisions upon sale.  As of December 31, 2010, the Company believes it has no unrecorded obligations under any of these agreements.